Federated Hermes Municipal Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Wealth Shares [Member] | WS
Prospectus [Line Items]
Average Annual Return, Percent	2.82%	2.19%	1.56%